Total revenues and other income - Revenues from contracts with customers and other revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Revenues from contracts with customers	$ 150,262	$ 88,247	$ 45,088
Taxes paid in kind	412	345	93
Physically settled commodity derivatives	(2,534)	(1,075)	209
Gains (losses) on change in fair value of derivatives	(1,745)	(708)	448
Change in fair value of trading inventory	(194)	0	0
Other revenues	319	276	256
Total other revenues	(1,258)	497	665
Revenues	149,004	88,744	45,753
Net income/(loss) from equity accounted investments	620	259	53
Other Income	1,182	1,921	12
Total revenues and other income	150,806	90,924	45,818
Commodity [member]
Disclosure of geographical areas [line items]
Gains (losses) on change in fair value of derivatives	$ 739	$ 951	$ 108
Norway [member]
Disclosure of geographical areas [line items]
Percentage of entity's revenue	84.00%	81.00%	80.00%
United States [member]
Disclosure of geographical areas [line items]
Percentage of entity's revenue	13.00%	13.00%	14.00%
Crude oil [member]
Disclosure of geographical areas [line items]
Revenues from contracts with customers	$ 58,524	$ 38,307	$ 24,509
Natural gas [Member]
Disclosure of geographical areas [line items]
Revenues from contracts with customers	65,232	28,050	7,213
Refined products [Member]
Disclosure of geographical areas [line items]
Revenues from contracts with customers	11,093	11,473	6,534
Natural gas liquids [Member]
Disclosure of geographical areas [line items]
Revenues from contracts with customers	9,240	8,490	5,069
Natural gas liquids [Member] | European [member]
Disclosure of geographical areas [line items]
Revenues from contracts with customers	58,239	24,900	5,839
Natural gas liquids [Member] | North America [member]
Disclosure of geographical areas [line items]
Revenues from contracts with customers	2,884	1,783	1,010
Natural gas liquids [Member] | Other incl LNG [member]
Disclosure of geographical areas [line items]
Revenues from contracts with customers	4,109	1,368	363
Trasnsportation [Member]
Disclosure of geographical areas [line items]
Revenues from contracts with customers	1,470	921	1,083
Other sales [member]
Disclosure of geographical areas [line items]
Revenues from contracts with customers	$ 4,702	$ 1,006	$ 681